Stock-Based Compensation - RSU, RS, Performance Shares (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restricted Stock Units and Restricted Stock
Unit and Shares Activity:
Number of Awards - Nonvested - Beginning balance	2,441,088	2,817,786	3,105,361
Number of Awards - Granted - Annual	749,068	671,204	798,615
Number of Awards - Granted - Other	8,115	26,886	78,252
Number of Awards - Vested	(960,345)	(1,010,612)	(1,100,675)
Number of Awards - Forfeited	(52,880)	(64,176)	(63,767)
Number of Awards - Nonvested - Ending balance	2,185,046	2,441,088	2,817,786
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures
Weighted Average Grant Date Fair Value - Nonvested - Beginning balance	$ 127.47	$ 104.41	$ 92.31
Weighted Average Grant Date Fair Value - Granted - Annual	148.20	165.86	126.79
Weighted Average Grant Date Fair Value - Granted - Other	169.00	156.94	152.74
Weighted Average Grant Date Fair Value - Vested	101.64	89.99	90.37
Weighted Average Grant Date Fair Value - Forfeited	145.95	118.99	97.23
Weighted Average Grant Date Fair Value - Nonvested - Ending balance	$ 145.64	$ 127.47	$ 104.41
Compensation expense yet to be recognized	$ 81,000,000
Expense recognition period	22 months
Fair value that vested	$ 149,000,000	$ 166,000,000	$ 145,000,000
Tax benefit realized from vesting	$ 56,000,000	$ 62,000,000	$ 54,000,000
Vesting or performance period	3 years
Value of dividend equivalents for restricted stock units that are forfeited	$ 0
Impact on basic earnings per share due to restricted stock units dividends	$ 0
Performance Shares
Unit and Shares Activity:
Number of Awards - Nonvested - Beginning balance	871,192	1,099,752	895,635
Number of Awards - Granted - Annual	219,431	227,798	305,225
Number of Awards - Vested	(367,428)	(323,938)	(277,358)
Number of Awards - Performance Change	(37,534)	(106,760)	212,461
Number of Awards - Forfeited	(29,383)	(25,660)	(36,212)
Number of Awards - Nonvested - Ending balance	656,278	871,192	1,099,752
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures
Weighted Average Grant Date Fair Value - Nonvested - Beginning balance	$ 120.89	$ 102.65	$ 88.12
Weighted Average Grant Date Fair Value - Granted - Annual	160.17	158.88	124.89
Weighted Average Grant Date Fair Value - Vested	99.06	83.08	84.74
Weighted Average Grant Date Fair Value - Performance Change	155.98	127.70	109.74
Weighted Average Grant Date Fair Value - Forfeited	149.08	125.33	109.44
Weighted Average Grant Date Fair Value - Nonvested - Ending balance	$ 142.98	$ 120.89	$ 102.65
Compensation expense yet to be recognized	$ 16,000,000
Expense recognition period	11 months
Fair value that vested	$ 54,000,000	$ 54,000,000	$ 35,000,000
Tax benefit realized from vesting	$ 15,000,000	$ 15,000,000	$ 11,000,000
Vesting or performance period	3 years
Performance Shares | Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures
Expense recognition period	3 years
Number of shares to be delivered based on percent of each performance share granted upon satisfaction of performance conditions	200.00%
Performance Shares | Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures
Expense recognition period	1 year
Number of shares to be delivered based on percent of each performance share granted upon satisfaction of performance conditions	0.00%